Note 8 - Fair Value	12 Months Ended
Dec. 31, 2019
Fair Value Abstract
Fair Value Measurement

8. Fair value of financial instruments

Framework and processes control

As part of the process established in the Group for determining the fair value in order to support that financial assets and liabilities are properly valued, BBVA has established, at a geographic level, a structure of Risk Operational Admission and Product Governance Committees responsible for validating and approving new products or types of financial assets and liabilities before being contracted. Local management responsible for valuation, which are independent from the business are members of these committees.

These areas are required to ensure, prior to the approval stage, the existence of not only technical and human resources, but also adequate informational sources to measure the fair value of these financial assets and liabilities, in accordance with the rules established by the valuation global area and using models that have been validated and approved by the responsible areas.

Fair value hierarchy

The fair value of financial instruments is commonly defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (market-based measurement).

All financial instruments, both assets and liabilities are initially recognized at fair value, which at that point is equivalent to the transaction price, unless there is evidence to the contrary in the market. Subsequently, depending on the type of financial instrument, it may continue to be recognized at amortized cost or fair value through adjustments in the consolidated income statement or equity.

When possible, the fair value is determined as the market price of a financial instrument. However, for many of the financial assets and liabilities of the Group, especially in the case of derivatives, there is no market price available, so its fair value is estimated on the basis of the price established in recent transactions involving similar instruments or, in the absence thereof, by using mathematical measurement models that are sufficiently tried and trusted by the international financial community. The estimates of the fair value derived from the use of such models take into consideration the specific features of the asset or liability to be measured and, in particular, the various types of risk associated with such asset or liability. However, the limitations inherent in the measurement models and possible inaccuracies in the assumptions and parameters required by these models may mean that the estimated fair value of an asset or liability does not exactly match the price for which the asset or liability could be exchanged or settled on the date of its measurement.

Additionally, for financial assets and liabilities that show significant uncertainty in inputs or model parameters used for valuation, criteria is established to measure said uncertainty and activity limits are set based on these. Finally, these measurements are compared, as much as possible, against other sources such as the measurements obtained by the business teams or those obtained by other market participants.

The process for determining the fair value requires the classification of the financial assets and liabilities according to the measurement processes used as set forth below:

•Level 1: Valuation using directly the quotation of the instrument, observable and readily and regularly available from independent price sources and referenced to active markets that the entity can access at the measurement date. The instruments classified within this level are fixed-income securities, equity instruments and certain derivatives.

•Level 2: Valuation of financial instruments with commonly accepted techniques that use inputs obtained from observable data in markets.

•Level 3: Valuation of financial instruments with valuation techniques that use significant unobservable inputs in the market. As of December 31, 2019, the affected instruments at fair value accounted for approximately 0.57% of financial assets and 0.14% of the Group’s financial liabilities. Model selection and validation is undertaken by control areas outside the business areas.

8.1 Fair value of financial instruments

The fair value of the Group’s financial instruments in the accompanying consolidated balance sheets and its corresponding carrying amounts, as of December 31, 2019, 2018 and 2017 are presented below:

Fair Value and carrying amount (Millions of euros)
		2019		2018
	Notes	Carrying amount	Fair value	Carrying amount	Fair value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	44,303	44,303	58,196	58,196
Financial assets held for trading	10	102,688	102,688	90,117	90,117
Non-trading financial assets mandatorily at fair value through profit or loss	11	5,557	5,557	5,135	5,135
Financial assets designated at fair value through profit or loss	12	1,214	1,214	1,313	1,313
Financial assets at fair value through other comprehensive income	13	61,183	61,183	56,337	56,337
Financial assets at amortized cost	14	439,162	442,788	419,660	419,857
Hedging derivatives	15	1,729	1,729	2,892	2,892
LIABILITIES
Financial liabilities held for trading	10	89,633	89,633	80,774	80,774
Financial liabilities designated at fair value through profit or loss	12	10,010	10,010	6,993	6,993
Financial liabilities at amortized cost	22	516,641	515,910	509,185	510,300
Hedging derivatives	15	2,233	2,233	2,680	2,680

Fair Value and Carrying Amount (Millions of euros)
		2017		2016
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	42,680	42,680	40,039	40,039
Financial assets held for trading	10	64,695	64,695	74,950	74,950
Financial assets designated at fair value through profit or loss	12	2,709	2,709	2,062	2,062
Available-for-sale financial assets		69,476	69,476	79,221	79,221
Loans and receivables		431,521	438,991	465,977	468,844
Held-to-maturity investments		13,754	13,865	17,696	17,619
Derivatives – Hedge accounting	15	2,485	2,485	2,833	2,833
LIABILITIES
Financial liabilities held for trading	10	46,182	46,182	54,675	54,675
Financial liabilities designated at fair value through profit or loss	12	2,222	2,222	2,338	2,338
Financial liabilities at amortized cost	22	543,713	544,604	589,210	594,190
Derivatives – Hedge accounting	15	2,880	2,880	2,347	2,347

Not all financial assets and liabilities are recorded at fair value, so below we provide the information on financial instruments recorded at fair value and subsequently the information of those recorded at amortized cost (including their fair value although this value is not used when accounting for these instruments).

8.1.1 Fair value of financial instruments recognized at fair value, according to valuation criteria

Below are the different elements used in the valuation technique of financial instruments.

Active Market

BBVA considers active market as a market that allows the observation of bid and offer prices representative of the levels to which the market participants are willing to negotiate an asset, with sufficient frequency and volume.

By default, BBVA would consider all internally approved “Organized Markets” as active markets, without considering this an unchangeable list.

Furthermore, BBVA would consider as traded in an “Organized Market” quotations for assets or liabilities from Over The Counter (OTC) markets when they are obtained from independent sources, observable on a daily basis and fulfil certain conditions.

The following table shows the financial instruments carried at fair value in the accompanying consolidated balance sheets, broken down by level used to determine their fair value:

Fair value of financial instruments by levels (Millions of Euros)
	2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS-
Financial assets held for trading	31,135	70,045	1,508	26,730	62,983	404
Loans and advances	697	32,321	1,285	47	28,642	60
Debt securities	18,076	8,178	55	17,884	7,494	199
Equity instruments	8,832	-	59	5,194	-	60
Derivatives	3,530	29,546	109	3,605	26,846	85
Non-trading financial assets mandatorily at fair value through profit or loss	4,305	92	1,160	3,127	78	1,929
Loans and advances	82	-	1,038	25	-	1,778
Debt securities	-	91	19	90	71	76
Equity instruments	4,223	1	103	3,012	8	75
Financial assets designated at fair value through profit or loss	1,214	-	-	1,313	-	-
Debt securities	1,214	-	-	1,313	-	-
Financial assets at fair value through other comprehensive income	50,896	9,203	1,084	45,824	9,323	1,190
Loans and advances	33	-	-	33	-	-
Debt securities	49,070	9,057	604	43,788	9,211	711
Equity instruments	1,794	146	480	2,003	113	479
Hedging derivatives	44	1,685	-	7	2,882	3
LIABILITIES-
Financial liabilities held for trading	26,266	62,541	827	22,932	57,573	269
Deposits	9,595	32,121	649	7,989	29,945	-
Trading derivatives	4,425	30,419	175	3,919	27,628	267
Other financial liabilities	12,246	1	2	11,024	-	1
Financial liabilities designated at fair value through profit or loss	-	9,984	27	-	4,478	2,515
Customer deposits	-	944	-	-	976	-
Debt certificates	-	4,629	27	-	2,858	-
Other financial liabilities	-	4,410	-	-	643	2,515
Derivatives – Hedge accounting	30	2,192	11	223	2,454	3

Fair value of financial instruments by levels (Millions of euros)
	2017
	Level 1	Level 2	Level 3
ASSETS-
Financial assets held for trading	29,057	35,349	289
Loans and advances to customers	-	56	-
Debt securities	21,107	1,444	22
Equity instruments	6,688	33	80
Derivatives	1,262	33,815	187
Financial assets designated at fair value through profit or loss	2,061	648	-
Loans and advances to customers	-	648	-
Debt securities	174	-	-
Equity instruments	1,888	-	-
Available-for-sale financial assets	57,381	11,082	544
Debt securities	54,850	10,948	454
Equity instruments	2,531	134	90
Hedging derivatives	-	2,483	2
LIABILITIES-
Financial liabilities held for trading	11,191	34,866	125
Derivatives	1,183	34,866	119
Short positions	10,008	-	6
Financial liabilities designated at fair value through profit or loss	-	2,222	-
Derivatives – Hedge accounting	274	2,606	-

The following table sets forth the main valuation techniques, hypothesis and inputs used in the estimation of fair value of the financial instruments classified under Levels 2 and 3, based on the type of financial asset and liability and the corresponding balances as of December 31, 2019 and 2018:

Fair value of financial Instruments by levels. December 2019 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	70,045	1,508		- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates	- Prepayment rates- Issuer´s credit risk- Recovery rates- Funding interest rates not observed in the market or in consensus services
Loans and advances	32,321	1,285	Present-value method(Discounted future cash flows)
Debt securities	8,178	55	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active markets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	-	59	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV not published
Derivatives	29,546	109
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	92	1,160
Loans and advances	-	1,038	Specific liquidation criteria regarding losses of the EPA proceedingsPD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows		- Prepayment rates- Business plan of the underlying asset, WACC, macro scenario- Property valuation
Debt securities	91	19	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	1	103	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Financial assets at fair value through other comprehensive income	9,203	1,084
Debt securities	9,057	604	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	146	480	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	1,685	-
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Momentum adjustment
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment
Credit			Credit Derivatives: Default model and Gaussian copula
Commodities			Commodities: Momentum adjustment and Discounted cash flows

Fair Value of financial Instruments by Levels. December 2019 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	62,541	827
Deposits	32,121	649	Present-value method(Discounted future cash flows)	- Interest rate yield- Funding interest rates observed in the market or in consensus services- Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives	30,419	175
Interest rate			Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- Interest rates volatility
Equity			Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Assets correlation
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Assets correlation
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows
Short positions	1	2	Present-value method(Discounted future cash flows)		- Prepayment rates- Issuer´s credit risk- Current market interest rates
Financial liabilities designated at fair value through profit or loss	9,984	27	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2,192	11
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows

Fair Value of financial Instruments by Levels. December 2018 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	62,983	404		- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates	- Prepayment rates- Issuer´s credit risk- Recovery rates
Loans and advances	28,642	60	Present-value method(Discounted future cash flows)
Debt securities	7,494	199	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active markets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	-	60	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the funds
Derivatives	26,846	85
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	78	1,929
Loans and advances	-	1,778	-Present-value method(Discounted future cash flows)Specific criteria for the liquidation of losses established by the EPA protocol		- Prepayment rates- Issuer credit risk- Recovery rates- PD and LGD
Debt securities	71	76	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	8	75	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Financial assets at fair value through other comprehensive income	9,323	1,190
Debt securities	9,211	711	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	113	479	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	2,882	3
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Momentum adjustment
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment
Credit			Credit Derivatives: Default model and Gaussian copula
Commodities			Commodities: Momentum adjustment and Discounted cash flows

Fair Value of financial Instruments by Levels. December 2018 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	57,573	269
Deposits	29,945	-
Derivatives	27,628	267
Interest rate			Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- Interest rates volatility
Equity			Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Assets correlation
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Assets correlation
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows
Short positions		1	Present-value method(Discounted future cash flows)		- Correlation default- Credit spread- Recovery rates- Interest rate yield
Financial liabilities designated at fair value through profit or loss	4,478	2,515	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2,454	3
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows

Main valuation techniques

The main techniques used for the assessment of the majority of the financial instruments classified in Level 3, and its main unobservable inputs, are described below:

•The net present value (net present value method): This technique uses the future cash flows of each financial instrument, which are established in the different contracts, and discounted to their present value. This technique often includes many observable inputs, but may also include unobservable inputs, as described below:

•Credit Spread: This input represents the difference in yield of a debt security and the reference rate, reflecting the additional return that a market participant would require to take the credit risk of that debt security. Therefore, the credit spread of the debt security is part of the discount rate used to calculate the present value of the future cash flows.

•Recovery rate: This input represents the percentage of principal and interest recovered from a debt instrument that has defaulted.

Comparable prices (similar asset prices): This input represents the prices of comparable financial instruments and benchmarks used to calculate a reference yield based on relative movements from the entry price or current market levels. Further adjustments to account for differences that may exist between financial instrument being valued and the comparable financial instrument may be added. It can also be assumed that the price of the financial instrument is equivalent to the comparable instrument.

Net asset value: This input represents the total value of the financial assets and liabilities of a fund and is published by the fund manager thereof.

Gaussian copula: This model is used to integrate default probabilities of credit instruments referenced to more than one underlying CDS. The joint density function used to value the instrument is constructed by using a Gaussian copula that relates the marginal densities by a normal distribution, usually extracted from the correlation matrix of events approaching default by CDS issuers.

Black 76: variant of Black Scholes model, whose main application is the valuation of bond options, cap floors and swaptions where the behavior of the Forward and not the Spot itself, is directly modeled.

Black Scholes: The Black Scholes model postulates log-normal distribution for the prices of securities, so that the expected return under the risk neutral measure is the risk free interest rate. Under this assumption, the price of vanilla options can be obtained analytically, so that inverting the Black- Scholes formula, the implied volatility for process of the price can be calculated.

Heston: This model, typically applied to equity OTC options, assumes stochastic behavior of volatility. According to which, the volatility follows a process that reverts to a long-term level and is correlated with the underlying equity instrument. As opposed to local volatility models, in which the volatility evolves deterministically, the Heston model is more flexible, allowing it to be similar to that observed in the short term today.

Libor market model: This model assumes that the dynamics of the interest rate curve can be modeled based on the set of forward contracts that compose the underlying interest rate. The correlation matrix is parameterized on the assumption that the correlation between any two forward contracts decreases at a constant rate, beta, to the extent of the difference in their respective due dates. The input “Credit default volatility” is a volatility input of the credit factor dynamic. The multifactorial frame of this model makes it ideal for the valuation of instruments sensitive to the slope or curve, including interest rate option.

Local Volatility: In the local volatility models of the volatility, instead of being static, evolves over time according to the level of moneyness of the underlying, capturing the existence of smiles. These models are appropriate for pricing path dependent options when use Monte Carlo simulation technique is used.

Adjustments to the valuation for risk of default

Under IFRS 13 the credit risk valuation adjustments must be considered in the classification of assets and liabilities within fair value hierarchy, because of the absence of observable data of probabilities of default and recoveries used in the calculation.

These adjustments are calculated by estimating Exposure At Default, Probability of Default and Loss Given Default, which are based on the recovery levels for all derivative products on any instrument, deposits and repos at the legal entity level (all counterparties under a same ISDA / CMOF), in which BBVA has exposure.

The credit valuation adjustments (“CVA”) and debit valuation adjustments (“DVA”) are a part of derivative instrument valuations, both financial assets and liabilities, to reflect the impact in the fair value of the credit risk of the counterparty and BBVA, respectively.

As a general rule, the calculation of CVA is done through simulations of market and credit variables to calculate the expected positive exposure, given the Exposure at Default and multiplying the result by the Loss Given Default of the counterparty. Consequently, the DVA is calculated as the result of the expected negative exposure given the Exposure at Default and multiplying the result by the Loss Given Default of the counterparty. Both calculations are performed throughout the entire period of potential exposure.

The information needed to calculate the exposure at default and the loss given default come from the credit markets (Credit Default Swaps or iTraxx Indexes), where rating is available. For those cases where the rating is not available, BBVA implements a mapping process based on the sector, rating and geography to assign probabilities of both probability of default and loss given default, calibrated directly to market or with an adjustment market factor for the probability of default and the historical expected loss.

The amounts recognized in the consolidated balance sheet as of December 31, 2019 and 2018 related to the valuation adjustments to the credit assessment of the derivative asset as “Credit Valuation Adjustments” (“CVA”) was €-106 and €-163 million respectively, and the valuation adjustments to the derivative liabilities as “Debit Valuation Adjustment” (DVA) was €117 million and €214 million respectively . The impact recorded under “Gains or (-) losses on financial assets and liabilities held for trading, net” in the consolidated income statement as of December, 2019 and 2018 corresponding to the mentioned adjustments was a net impact of €67 million and €-24 million respectively.

Additionally, as of December, 2019 and 2018, €-8 and €-12 million related to the “Funding Valuation Adjustments” (“FVA”) were recognized in the consolidated balance sheet, being the impact on results €4 million and €-2 million, respectively.

Unobservable inputs

Quantitative information of unobservable inputs used to calculate Level 3 valuations is presented below as of December 31, 2019 and 2018:

Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Loans and advances (*)	Present value method	Repo funding curve	(6)	16	100	b.p
Debt securities	Net present value	Credit spread	18	83	504	b.p
		Recovery rate	0.00%	28.38%	40.00%	%
	Comparable pricing		0.01%	98.31%	135.94%	%
Equity instruments (**)	Net asset Value
	Comparable pricing
Credit option	Gaussian Copula	Correlation default	19.37%	44.33%	61.08%	%
Equity OTC option	Heston	Forward volatility skew	35.12	35.12	35.12	Vegas
	Local volatility	Dividends (***)
		Volatility	2.49	23.21	60.90	Vegas
FX OTC options	Black Scholes/Local Vol	Volatility	3.70	6.30	10.05	Vegas
Interest rate options	Libor Market Model	Beta	0.25	2.00	18.00%
		Correlation rate/Credit	(100)		100%
		Credit default Volatility	-	-	-	Vegas

(*) Other valuation techniques such as specific liquidation criteria regarding losses of the EPA proceedings, PD and LGD of the internal models, valuations and specific criteria of the EPA proceedings or Discounted future cash flows are used for specific financial instruments.

(**) Due to the diversity of valuation models of equity instruments, we don’t include all the unobservable inputs or the quantitative ranges of them.

(***) The range of non-observable dividends has too wide range to be relevant.

Financial assets and liabilities classified as Level 3

The changes in the balance of Level 3 financial assets and liabilities included in the accompanying consolidated balance sheets are as follows:

Financial assets Level 3: Changes in the year (Millions of Euros)
	2019		2018		2017
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	3,527	2,787	835	125	822	116
Changes in fair value recognized in profit and loss (*)	112	44	(167)	(95)	(24)	(21)
Changes in fair value not recognized in profit and loss	2	-	(4)	-	(45)	-
Acquisitions, disposals and liquidations (**)	5	595	2,102	2,710	32	320
Net transfers to Level 3	77	(2,751)	761	47	106	(39)
Exchange differences and others	31	189	-	-	(55)	(250)
Balance at the end	3,753	865	3,527	2,787	835	125

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2019, 2018 and 2017. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

(**) Of which, in 2019, the assets roll forward is comprised of €1,525 million of acquisitions, €1,102 million of disposals and €417 million of liquidations. The liabilities roll forward is comprised of €858 million of acquisitions, €53 million of sales and €210 million of liquidations.

During 2019, certain interest rate yields have been adapted to those observable in the market, which mainly affects the valuation of certain deposit classes recorded under “Financial liabilities at amortized cost” and certain insurance products recorded under “Financial liabilities designated at fair value through profit or loss - Other financial liabilities”, and, a result thereof, their classification as instruments has changed from Level 3 to Level 2. Additionally, in Level 3, €1,285 million in assets held for trading and €649 in liabilities held for trading have been classified, mainly due to certain reverse repurchase and repurchase agreements, due to the non-observability and liquidity in the interest rate yield for the financing of assets applied in the calculation of its fair value.

As of December 31, 2019, 2018 and 2017, the profit/loss on sales of financial instruments classified as Level 3 recognized in the accompanying consolidated income statement was not material.

Transfers between levels

The Global Valuation Area, in collaboration with the Group, has established the rules for a proper financial instruments held for trading classification according to the fair value hierarchy defined by IFRS.

On a monthly basis, any new assets added to the portfolio are classified, according to this criterion, by the subsidiaries. Then, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

The financial instruments transferred between the different levels of measurement for the year ended December 31, 2019 and 2018, are at the following amounts in the accompanying consolidated balance sheets as of December 31, 2019 and 2018:

Transfer between Levels. December 2019 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		74	-	1,119	502	1	160
Non-trading financial assets mandatorily at fair value through profit or loss		-	-	23	2	-	44
Financial assets designated at fair value through profit or loss		-	-	-	-	1	-
Financial assets at fair value through other comprehensive income		6	6	4	209	-	454
Derivatives		-	-	-	26	-	10
Total		79	6	1,145	739	2	667
LIABILITIES
Derivatives		-	-	-	27	-	125
Financial liabilities held for trading		1	-	-	-	-	-
Financial liabilities designated at fair value through profit or loss		-	-	-	27	-	2,679
Total		1	-	-	54	-	2,804

The amount of financial instruments that were transferred between levels of valuation during the year ended December 31, 2019, is not material relative to the total portfolios, and corresponds to the above changes in the classification between levels these financial instruments modified some of their features, specifically:

•Transfers between Levels 1 and 2 represent mainly debt securities and equity instruments, which are either no longer listed on an active market (transfer from Level 1 to 2) or have just started to be listed (transfer from Level 2 to 1).

•Transfers from Level 2 to Level 3 are mainly due to transactions of financial assets held for trading, derivatives and financial liabilities designated at fair value through profit or loss.

•Transfers from Level 3 to Level 2 generally affect derivative and debt securities transactions, for which inputs observable in the market have been obtained.

Sensitivity analysis

Sensitivity analysis is performed on financial instruments with significant unobservable inputs (financial instruments included in level 3), in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out on a monthly basis, based on the criteria defined by the Global Valuation Area taking into account the nature of the methods used for the assessment and the reliability and availability of inputs and proxies used. In order to establish, with a sufficient degree of certainty, the valuating risk that is incurred in such assets without applying diversification criteria between them.

As of December 31, 2019 and 2018, the effect on profit for the year and total equity of changing the main unobservable inputs used for the measurement of Level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows:

Financial instruments Level 3 2019: Sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement		Potential impact onother comprehensive income
	Most favorable hypothesis	Least favorable hypothesis	Most favorable hypothesis	Least favorable hypothesis
ASSETS
Financial assets held for trading	5	(60)	-	-
Loans and Advances	-	(10)	-	-
Debt securities	3	-	-	-
Equity instruments	1	(48)	-	-
Derivatives	2	(2)	-	-
Non-trading financial assets mandatorily at fair value through profit or loss	367	(66)	-	-
Loans and advances	354	(61)	-	-
Debt securities	7	-	-	-
Equity instruments	5	(6)	-	-
Financial assets at fair value through other comprehensive income	-	-	10	(1)
Total	372	(126)	10	(1)
LIABILITIES
Financial liabilities held for trading	3	(3)	-	-
Total	3	(3)	-	-

8.2 Fair value of financial instruments carried at cost, by valuation criteria

The valuation technique used to calculate the fair value of financial assets and liabilities carried at cost as of December 31, 2019 are presented below:

Financial assets

•Cash, balances at central banks and other demand deposits / loans to central banks / short-term loans to credit institutions/ Repurchase agreements: in general, their fair value is assimilated to their book value, due to the nature of the counterparty and because they are mainly short-term balances in which the book value is the most reasonable estimation of the value of the asset.

•Loans to credit institutions which are not short-term and loans to customers: In general, the fair value of these financial assets is determined by the discount of expected future cash flows, using market interest rates at the time of valuation adjusted by the credit spread and taking all kind of behavior hypothesis if it is considered to be relevant (prepayment fees, optionality, etc.).

•Debt securities: Fair value estimated based on the available market price or by using internal valuation methodologies.

Financial liabilities

•Deposits from central banks: for recurrent liquidity auctions and other monetary policy instruments of central banks / short-term deposits, from credit institutions / repurchase agreements / short term customer deposits: their book value is considered to be the best estimation of their fair value.

•Deposits of credit institutions which are not short-term and term customer deposits: these deposits will be valued by discounting future cash flows using the interest rate curve in effect at the time of the adjustment adjusted by the credit spread and incorporating any behavioral assumptions if this proves relevant (early repayments , optionalities, etc.).

•Debt certificate (Issuances): The fair value estimation of these liabilities depend on the availability of market prices or by using the present value method: discount of future cash flows, using market interest rates at valuation time and taking into account the credit spread.

The following table presents the fair value of key financial instruments carried at amortized cost in the accompanying consolidated balance sheets as of December 31, 2019 and 2018, broken down according to the method of valuation used for the estimation:

Fair value of financial instruments at amortized cost by levels (Millions of euros)
	2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	44,111	-	192	58,024	-	172
Financial assets at amortized cost	29,391	217,279	196,119	21,419	204,619	193,819
LIABILITIES
Financial liabilities at amortized cost	67,229	289,599	159,082	58,225	269,128	182,948

The main valuation techniques and inputs used to estimate the fair value of financial instruments accounted for at cost and classified in levels 2 and 3 is shown below. These are broken down by type of financial instrument and the balances correspond to those as of December 31, 2019 and 2018:

Fair Value of financial Instruments at amortized cost by valuation technique. December 2019 (Millions of Euros)
	Level 2	Level 3	Valuation technique(s)	Main inputs used

ASSETS
Financial assets at amortized cost	217,279	196,119	Present-value method(Discounted future cash flows)
Central banks	-	2		- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	9,049	4,628		- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to customers	194,897	190,144		- Credit spread- Prepayment rates- Interest rate yield
Debt securities	13,333	1,345		- Credit spread- Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	289,599	159,082
Deposits from central banks	129	-	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Deposits from credit institutions	21,575	6,831
Deposits from customers	245,720	135,514
Debt certificates	14,194	11,133
Other financial liabilities	7,981	5,604

Equity instruments at cost

Until 2017, there were equity instruments and discretionary profit-sharing arrangements in some entities which were recognized at cost in the Group’s consolidated balance sheets because their fair value could not be estimated in a sufficiently reliable manner for the amount of €469 million, as of December 31, 2017.